FAIR VALUE MEASUREMENTS - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents	$ 74,272	$ 55,723
Money market funds		537,615
Held to maturity investments	100,357	30,540
Available-for-sale investments	27,045	128,418
2017 Convertible Notes		(29,481)
Equity securities	76,000
Other assets	19,024
Share appreciation rights	(11,640)	(1,500)
Total liabilities, net, at fair value	285,058	721,315
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents	74,272	55,723
Money market funds		537,615
Held to maturity investments	100,071	30,540
Available-for-sale investments	5,688	0
2017 Convertible Notes		0
Equity securities	76,000
Other assets	0
Share appreciation rights	(11,640)	(1,500)
Total liabilities, net, at fair value	244,391	622,378
Significant Other Observable Inputs (Level 2) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents	0	0
Money market funds		0
Held to maturity investments	0	0
Available-for-sale investments	0	0
2017 Convertible Notes		0
Equity securities	0
Other assets	0
Share appreciation rights	0	0
Total liabilities, net, at fair value	0	0
Unobservable Inputs (Level 3) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Cash equivalents	0	0
Money market funds		0
Held to maturity investments	286	0
Available-for-sale investments	21,357	128,418
2017 Convertible Notes		(29,481)
Equity securities	0
Other assets	19,024
Share appreciation rights	0	0
Total liabilities, net, at fair value	$ 40,667	$ 98,937